INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets	The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30:

	2025	2024

Balance as of January 1	1,510	1,619

Acquisition	162	—
Additions	58	38
Disposals and write offs	—	(3)
Divestment and reclassification to held for sale	(58)	(8)
Amortization	(114)	(100)
Currency translation	(15)	(34)
Transfers	10	2

Balance as of June 30	1,553	1,514

Schedule of movement in goodwill for the Group, per cash generating unit	Included within total intangible asset movements for the six-month period ended June 30, 2025, as shown above, are the following movements in goodwill for the group, per cash generating unit ("CGU"):

CGU	June 30, 2025	Currency translation	Divestments	Acquisitions	January 1, 2025

Pakistan	122	(3)	(58)	—	183
Kazakhstan	113	1	—	—	112
Uzbekistan	29	—	—	—	29
Ukraine	118	—	—	104	14

Total	382	(2)	(58)	104	338
* For acquisitions and divestments, refer to Note 5 - Significant transactions of these interim condensed consolidated financial statements for further details.